Trade Accounts Receivable (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Trade Accounts Receivable
Trade accounts receivable	$ 54,702	$ 52,268
Less: Provision for credit losses	(749)	(699)	$ (1,545)
Trade accounts receivable, net	$ 53,953	$ 51,569